UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

GEORGIA PORTFOLIO

PENNSYLVANIA PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

GEORGIA PORTFOLIO

Schedules of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Education - 14.5%
		Private Colleges & Universities Authority Revenue:
		Emory University Project, Series A:
$1,000,000	AA	5.500% due 11/1/24	$1,098,220
2,000,000	AA	5.500% due 11/1/31 (b)	2,159,580
2,000,000	BBB	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31 (b)	2,066,280
500,000	Baa1*	Mercer University Project, 5.750% due 10/1/21	543,050
1,000,000	A	Savannah EDA, Student Housing Revenue, (University Funding Foundation Project), Series A, ACA-Insured, 6.750% due 11/15/20	1,109,330
1,000,000	A	University of the Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/24	1,100,470

			8,076,930

Escrowed to Maturity (c) - 6.6%
265,000	AAA	Clarke County Hospital Authority Revenue, MBIA-Insured, 9.875% due 1/1/06	284,814
		Cobb County Kennestone Hospital Authority Revenue:
275,000	Aaa*	9.500% due 2/1/08	304,491
590,000	AAA	Series 86A, MBIA-Insured, 7.750% due 2/1/07	623,494
155,000	AAA	Columbia County Water & Sewer Revenue, MBIA-Insured, 9.750% due 12/1/08	178,013
990,000	AAA	Columbus Medical Center Hospital Authority Revenue, Certificate of Anticipation, 7.750% due 7/1/10 (d)	1,136,886
290,000	AAA	Fulton County Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14 (d)	343,876
350,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	421,890
340,000	AAA	Tri-City Hospital Authority Revenue, Certificate of Anticipation, South Fulton Hospital, FGIC-Insured, 10.250% due 7/1/06 (d)	365,503

			3,658,967

Finance - 0.9%
500,000	NR	Virgin Islands PFA Revenue, Series E, 6.000% due 10/1/22	516,825

General Obligation - 9.0%
		Georgia State, GO:
1,500,000	NR	RITES, Series B, 8.887% due 4/1/09 (b)(e)	1,943,760
1,000,000	AAA	Series B, 5.750% due 8/1/17 (b)	1,196,770
500,000	AA+	Jefferson, GO, 5.900% due 2/1/25	565,985
1,000,000	AAA	Puerto Rico Commonwealth, GO, RITES, XLCA-Insured, 8.139% due 7/1/17 (b)(e)	1,322,600

			5,029,115

Hospitals - 8.1%
1,000,000	A-	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,088,640
1,000,000	Aaa*	Newton County Hospital Authority Revenue, (Newton Health System Project), AMBAC-Insured, 6.100% due 2/1/24 (b)	1,136,220
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,011,060

See Notes to Schedules of Investments.

GEORGIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Hospitals - 8.1% (continued)
$1,175,000	Aaa*	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA-Insured, 5.500% due 3/1/21 (b)	$1,288,681

			4,524,601

Housing: Multi - Family - 13.3%
500,000	AAA	Acworth Housing Authority Revenue, (Wingate Falls Apartments Project), FSA-Insured, 6.125% due 3/1/17 (f)	522,930
1,000,000	A	Atlanta Development Authority Student Housing Revenue, (ADA/CAU Partners Inc.), Series A, ACA-Insured, 6.250% due 7/1/24	1,100,440
1,045,000	NR	Atlanta Urban Residential Finance Authority, MFH Revenue, Park Place Apartments, Series A, 6.750% due 3/1/31	710,621
		Clayton County Hospital Authority MFH Revenue, Series A:
1,260,000	Aaa*	Southlake Cove Project, GNMA-Collateralized, 5.600% due 12/20/24 (b)	1,359,578
1,480,000	Aaa*	Vineyard Pointe Apartments Project, GNMA-Collateralized, 5.500% due 10/20/32 (b)	1,548,287
1,000,000	Aa2*	De Kalb County Housing Authority, MFH Revenue, Friendly Hills Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (f)	1,088,450
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, (Knollwood Park Apartments Project), FNMA-Collateralized, 6.250% due 12/1/29 (f)	1,102,790

			7,433,096

Housing: Single - Family - 0.9%
20,000	AAA	Fulton County Housing Authority, Single-Family Mortgage Revenue, Series A, GNMA-Collateralized, 6.600% due 3/1/28 (f)	20,429
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, FHLMC/FNMA/GNMA-Collateralized, 6.250% due 3/1/16 (f)	306,888
160,000	AAA	Virgin Islands HFA Authority, Single-Family Mortgage Revenue, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (f)	163,488

			490,805

Miscellaneous - 1.4%
500,000	BBB+	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	530,520
300,000	B+	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, (San Lucas & Cristo Project), 5.750% due 6/1/19	234,678

			765,198

Pollution Control - 9.6%
1,000,000	Ba3*	Effingham County IDA, PCR, (Georgia-Pacific Project), 6.500% due 6/1/31	1,045,260
500,000	A	Monroe County Development Authority, PCR, (Oglethorpe Power Co. Scherer Project), Series A, 6.800% due 1/1/12	603,230

See Notes to Schedules of Investments.

GEORGIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Pollution Control - 9.6% (continued)
$2,000,000	BBB	Richmond County Development Authority, Environmental Improvement Revenue, (International Paper Co. Project), Series A, 6.250% due 2/1/25 (b)(f)	$2,106,700
1,000,000	NR	Rockdale County Development Authority, Solid Waste Disposal Revenue, (Visy Paper Inc. Project), 7.500% due 1/1/26 (f)	1,027,420
500,000	Baa2*	Savannah EDA, PCR, (Union Camp Corp. Project), 6.150% due 3/1/17	559,620

			5,342,230

Pre-Refunded (g) - 8.6%
1,000,000	AAA	Atlanta Airport Revenue, Series A, FGIC-Insured, (Call 1/1/10 @ 101), 5.500% due 1/1/26 (b)	1,134,600
500,000	AA	Clayton County Water & Sewer Revenue, (Call 5/1/11 @ 101), 5.625% due 5/1/20	577,315
1,000,000	AAA	Fulton County Housing Authority, MFH Revenue, (Concorde Place Apartment Project), Series A, (Call 7/1/08 @ 100), 6.300% due 7/1/16 (f)	1,124,780
660,000	BBB**	Fulton County Residential Care Facilities, (Canterbury Court Project), (Call 10/1/09 @ 102), 6.300% due 10/1/24	774,028
1,000,000	NR	Savannah EDA, College of Arts & Design Inc. Project, (Call 10/1/09 @ 102), 6.800% due 10/1/19 (b)	1,180,100

			4,790,823

Public Facilities - 9.6%
1,000,000	Aaa*	Albany-Dougherty Inner City Authority, COP, (Public Purpose Project), AMBAC-Insured, 5.625% due 1/1/16	1,111,740
1,000,000	AAA	Association County Commissioners of Georgia Leasing Program, COP, (Rockdale County Public Purpose Project), AMBAC-Insured, 5.625% due 7/1/20	1,113,550
1,000,000	AAA	Cobb-Marietta Counties Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26 (b)	1,146,920
2,000,000	AAA	East Point Building Authority Revenue, FSA-Insured, zero coupon due 2/1/20	890,100
1,000,000	AAA	Fulton County Facilities Corp., COP, (Fulton County Public Purpose Project), AMBAC-Insured, 5.500% due 11/1/18	1,117,120

			5,379,430

Transportation - 0.8%
250,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Sale Tax Revenue, Series P, AMBAC-Insured, 6.250% due 7/1/20	313,813
200,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities American Airlines, Series A, 6.250% due 6/1/26 (f)	142,028

			455,841

Utilities - 1.2%
500,000	AAA	Georgia Municipal Electric Authority, Power Revenue, Series EE, AMBAC-Insured, 7.250% due 1/1/24	685,305

Water & Sewer - 12.0%
		Atlanta Water & Wastewater Revenue, Series A:
1,000,000	AAA	FGIC-Insured, 5.500% due 11/1/19 (b)	1,172,590
1,000,000	AAA	MBIA-Insured, 5.500% due 11/1/27 (b)	1,143,220

See Notes to Schedules of Investments.

GEORGIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Water & Sewer - 12.0% (continued)
$500,000	A+	Cartersville Development Authority Revenue, Sewer Facilities, Anheuser Busch, 6.125% due 5/1/27 (f)	$520,175
1,000,000	AA	Clayton County Water & Sewer Revenue, 5.000% due 5/1/20	1,075,940
1,000,000	AAA	Columbia County Water & Sewer Revenue, FGIC-Insured, 5.500% due 6/1/25	1,085,380
10,000	AAA	Fulton County Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14	11,837
500,000	AAA	Milledgeville Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	608,820
1,000,000	AAA	Rockdale County Water & Sewer Authority Revenue, Series A, MBIA-Insured, 5.500% due 7/1/25	1,086,310

			6,704,272

		TOTAL INVESTMENTS - 96.5% (Cost - $49,350,648***)	53,853,438
		Other Assets in Excess of Liabilities - 3.5%	1,926,066

		TOTAL NET ASSETS - 100.0%	$55,779,504

(a)	All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*) or a double asterisk (**), which are rated by Moody's Investors Service and Fitch Ratings, respectively.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)	All or a portion of this security is held as collateral for open futures contracts.

(e)	Residual interest bonds – coupon varies inversely with level of short-term tax-exempt interest rates.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(g)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 10 through 13 for definitions of ratings and abbreviations.

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Education - 15.5%
$1,000,000	BBB-	Delaware County Authority, College Revenue, Neuman College, 6.000% due 10/1/31	$1,052,440
1,255,000	AAA	Grove City Area Hospital Authority Revenue, (Woodland Place Project), FGIC-Insured, 5.500% due 3/1/25 (b)	1,360,508
		Lycoming County Authority, College Revenue, Pennsylvania College of Technology, AMBAC-Insured:
1,000,000	Aaa*	5.125% due 5/1/22	1,064,210
1,000,000	Aaa*	5.375% due 7/1/30	1,052,990
1,000,000	Aaa*	5.250% due 5/1/32	1,049,460
		Pennsylvania State Higher Education Facilities Authority Revenue:
1,000,000	AAA	Clarion University Foundation Inc., Series A, XLCA-Insured, 5.250% due 7/1/18	1,095,250
1,000,000	A	Drexel University, 6.000% due 5/1/29	1,085,210
1,000,000	AAA	Plum Boro School District, FGIC-Insured, 5.250% due 9/15/30	1,046,990
1,000,000	AAA	State Public School Building Authority, School Revenue, (Daniel Bonne School District Project), MBIA-Insured,
		5.000% due 4/1/22	1,056,590
2,000,000	AA+	Swarthmore Boro Authority, College Revenue, 5.250% due 9/15/20 (b)	2,190,400

			12,054,048

Escrowed To Maturity (c) - 7.0%
275,000	NR	Allegheny County Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09	301,125
85,000	AAA	Berks County Municipal Authority, Hospital Revenue, Community General Hospital, AMBAC-Insured, 9.500% due 7/1/05	88,073
595,000	AAA	Bristol Township Authority, Sewer Revenue, MBIA-Insured, 10.125% due 4/1/09	696,239
1,465,000	AAA	Cambria County Hospital Development Authority, Hospital Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (b)	1,690,288
115,000	AAA	Coatesville Water Guaranteed Revenue, 6.250% due 10/15/13	131,338
905,000	AAA	Conneaut School District, AMBAC-Insured, 9.500% due 5/1/12 (d)	1,104,553
200,000	Aaa*	Hopewell Township, Special Obligation, 10.600% due 5/1/13	247,636
230,000	NR	Pennsylvania HFA, 7.750% due 12/1/07	251,427
205,000	AAA	West Chester Sewer Revenue, 9.750% due 5/1/07	224,493
		Westmoreland County Municipal Authority:
480,000	AAA	Special Obligation, 9.125% due 7/1/10	538,171
135,000	Aaa*	Water Revenue, 8.625% due 7/1/10	157,958

			5,431,301

Finance - 1.5%
1,000,000	BBB	Virgin Islands PFA Revenue, Gross Receipts Taxes, Series A, 6.500% due 10/1/24	1,138,820

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
General Obligation - 12.9%
$1,000,000	AAA	Allegheny County GO, Series C-52, FGIC-Insured, 5.250% due 11/1/21	$1,072,620
1,000,000	AAA	Armstrong County GO, MBIA-Insured, 5.400% due 6/1/31	1,056,970
1,000,000	AAA	Dauphin County GO, Second Series, AMBAC-Insured, 5.125% due 11/15/22	1,056,830
1,000,000	AAA	Greater Johnstown School District GO, Series B, MBIA-Insured, 5.500% due 8/1/18	1,103,230
1,555,000	AAA	Greensburg Salem School District GO, FGIC-Insured, 5.375% due 9/15/18 (b)	1,714,807
1,000,000	Aaa*	Luzerne County GO, Series A, MBIA-Insured, 5.250% due 11/15/18	1,093,990
1,000,000	AA	Pennsylvania State GO, First Series, (Call 2/1/12 @ 100), 5.250% due 2/1/19 (e)	1,129,480
1,660,000	AAA	Pittsburgh County GO, Series A, AMBAC-Insured, 5.250% due 9/1/22 (b)	1,771,950
95,000	AAA	York GO, AMBAC-Insured, 8.875% due 6/1/06 (c)	100,517

			10,100,394

Hospitals - 12.8%
1,000,000	BBB	Hazleton Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	914,860
1,000,000	A+	Horizon Hospital System Authority, Hospital Revenue, Horizon Hospital Systems Inc., 6.350% due 5/15/26	1,051,910
1,000,000	AA	Mifflin County Hospital Authority Revenue, Radian-Insured, 6.200% due 7/1/30	1,107,690
1,000,000	A+	Pennsylvania State Higher Education Facilities Authority Revenue, UPMC Health Systems, Series A, 6.000% due 1/15/31	1,094,920
3,100,000	A-1+	Philadelphia Hospitals & Higher Education Facilities Authority Revenue, (Childrens Hospital Project), Series C, 2.190% due 7/1/31 (f)	3,100,000
525,000	AA	Potter County Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian-Insured, 6.050% due 8/1/24	550,925
1,075,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, (Ryder Memorial Hospital Project), Series A, 6.700% due 5/1/24	1,086,889
1,000,000	A	St. Mary’s Hospital Authority Revenue, Catholic Health East, Series B, 5.500% due 11/15/24	1,055,220

			9,962,414

Housing: Single-Family - 2.7%
		Allegheny County, Residential Finance Authority, Single-Family Mortgage Revenue, GNMA-Collateralized:
665,000	Aaa*	Series FF-2, 6.000% due 11/1/31(g)	688,674
780,000	Aaa*	Series II-2, 5.900% due 11/1/32 (g)	805,085
610,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, FHLMC/FNMA/GNMA-Collateralized, 6.250% due 4/1/29 (g)	624,006

			2,117,765

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Industrial Development -3.4%
$1,000,000	BBB+	Allegheny County IDA Revenue, Environmental Improvement, USX Corp., Series A, 6.700% due 12/1/20	$1,023,520
500,000	AAA	Philadelphia Authority for IDR, Series B, AMBAC-Insured, 5.250% due 7/1/31	526,375
1,000,000	AAA	Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,111,080

			2,660,975

Life Care - 7.0%
1,260,000	AA	Erie County Hospital Authority Health Facilities Revenue, (St. Mary's Home Project), Radian-Insured, 6.000% due 8/15/23 (b)	1,383,997
1,100,000	A-	Lancaster County Hospital Authority Revenue, (Willow Valley Retirement Project), 5.875% due 6/1/31 (b)	1,144,495
1,650,000	NR	Lancaster County IDA Revenue, (Garden Spot Village Project), Series A, 7.625% due 5/1/31 (b)	1,763,833
500,000	NR	Montgomery County Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (h)(i)	80,000
1,000,000	AA	Northampton County IDA Revenue, (Moravian Hall Square Project), Radian-Insured, 5.500% due 7/1/19	1,091,040

			5,463,365

Miscellaneous - 7.6%
500,000	A-**	Allegheny County Redevelopment Authority, Tax Increment Revenue, (Waterfront Project), Series A, 6.300% due 12/15/18	556,110
1,000,000	AAA	Delaware Valley Regional Finance Authority, Local Government Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28 (b)	1,145,930
1,560,000	NR	New Morgan Municipal Authority Office Revenue, (Commonwealth Office Project), Series A, 6.500% due 6/1/25 (b)	1,590,295
2,000,000	AAA	Philadelphia Municipal Authority Revenue, Series B, FSA-Insured, 5.250% due 11/15/17 (b)	2,191,140
600,000	B+	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, (San Lucas & Cristo Project), Series A, 5.750% due 6/1/19	469,356

			5,952,831

Pollution Control - 4.6%
1,000,000	BBB	Bradford County IDA, Solid Waste Disposal Revenue, (International Paper Co.), Series A, 6.600% due 3/1/19 (g)	1,024,860
1,000,000	BBB	Delaware County IDA, Resource Recovery Facility Revenue, Series A, 6.200% due 7/1/19	1,057,050
1,000,000	BB-	New Morgan IDA, Solid Waste Disposal Revenue, (New Morgan Landfill Co., Inc. Project), 6.500% due 4/1/19 (g)	987,100

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Pollution Control - 4.6% (continued)
$500,000	BBB-	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue, (Colver Project), Series D, 7.150% due 12/1/18 (g)	$513,680

			3,582,690

Pre-Refunded (e) - 7.2%
500,000	AAA	Allegheny County Hospital Development Authority Revenue, General Hospital Project, Series A, MBIA-Insured, (Call 9/1/07 @ 100), 6.250% due 9/1/20 (d)	550,715
1,000,000	Aaa*	Erie Sewer Authority, Sewer Revenue, MBIA-Insured, (Call 6/1/10 @ 100), 6.000% due 6/1/21 (b)	1,155,660
1,000,000	AAA	Harrisburg Authority, Resource Recovery Facility Revenue, Series A, FSA-Insured, (Call 9/1/10 @ 100), 5.500% due 9/1/25	1,136,360
1,300,000	NR	Harrisburg Redevelopment Authority, First Mortgage-Office Building, (Call 5/15/12 @ 100), 6.750% due 5/15/25 (b)	1,544,010
65,000	Aaa*	Philadelphia Hospital Authority Revenue, (United Hospital Inc. Project), (Call 7/1/05 @ 100), 10.875% due 7/1/08	67,783
1,000,000	AAA	Philadelphia School District, Series A, FSA-Insured, (Call 2/1/12 @100), 5.500% due 2/1/31 (b)	1,141,800

			5,596,328

Public Facilities - 1.7%
1,500,000	NR	Dauphin County General Authority, Office & Package Riverfront Office, 6.000% due 1/1/25 (b)	1,350,255

Transportation - 10.9%
1,000,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18	1,082,490
		Delaware River Port Authority Pennsylvania & New Jersey, RITES, FSA-Insured:
1,500,000	AAA	PA - 964, 8.398% due 1/1/18 (b)(j)	1,835,730
1,875,000	AAA	PA - 965, 8.398% due 1/1/17 (b)(j)	2,324,063
		Pennsylvania State Turnpike Commission, AMBAC-Insured:
1,500,000	AAA	5.000% due 7/15/21 (b)	1,586,355
1,500,000	AAA	5.500% due 7/15/32 (b)	1,637,895

			8,466,533

Water & Sewer - 2.5%
1,750,000	AAA	Allegheny County Sanitation Authority, Sewer Revenue, MBIA-Insured, 5.375% due 12/1/17 (b)	1,940,715

		TOTAL INVESTMENTS - 97.3% (Cost - $71,940,814***)	75,818,434
		Other Assets in Excess of Liabilities - 2.7%	2,093,664

		TOTAL NET ASSETS - 100.0%	$77,912,098

See Notes to Schedules of Investments.

PENNSYLVANIA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

(a)	All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*) or a double asterisk (**), which are rated by Moody's Investors Service and Fitch Ratings, respectively.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)	All or a portion of this security is held as collateral for open futures contracts.

(e)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)	Variable interest rate - subject to periodic change.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(h)	Security is currently in default.

(i)	At January 26, 2005, this security was deemed illiquid.

(j)	Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 10 through 13 for definitions of ratings and abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A — Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB — Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC, CC, C — Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations (unaudited)

ACA — American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

AMT — Alternative Minimum Tax

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CDA — Community Development Authority

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility

                    Construction Loan Insurance

CONNIE — College Construction Loan

                      LEE Insurance Association

COP — Certificate of Participation

CSD — Central School District

CTFS — Certificates

DFA — Development Finance Agency

EDA — Economic Development Authority

EFA — Educational Facilities Authority

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage

                    Corporation

FLAIRS — Floating Adjustable Interest Rate

                    Securities

FNMA — Federal National Mortgage

                 Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage

                  Association

GO — General Obligation

HDC — Housing Development Corporation

HEFA — Health & Educational Facilities

                 Authority

HFA — Housing Finance Authority

IBC — Insured Bond Certificates

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

IFA — Infrastructure Finance Agency

INFLOS — Inverse Floaters

ISD — Independent School District

ISO — Independent System Operator

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance

                Corporation

MERLOT— Municipal Bond Investors

                     Assurance Corporation

MFH — Multi-Family Housing

MSTC — Municipal Securities Trust Certificates

MVRICS — Municipal Variable Rate Inverse

                     Coupon Security

PART —Partnership Structure

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PSFG — Permanent School Fund Guaranty

Q-SBLF — Qualified School Bond Loan Fund

Radian — Radian Asset Assurance

RAN — Revenue Anticipation Notes

RAW — Revenue Anticipation Warrants

RDA — Redevelopment Agency

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt

                 Securities

SPA — Standby Bond Purchase Agreement

SFH — Single Family Housing

SWAP — Swap Structure

SYCC — Structured Yield Curve Certificate

TAN —Tax Anticipation Notes

TCRS — Transferable Custodial Receipts

TECP — Tax-Exempt Commercial Paper

TOB —Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

UFSD — Unified Free School District

UHSD — Unified High School District

USD — Unified School District

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRDO — Variable Rate Demand Obligation

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedules of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Georgia and Pennsylvania Portfolios (“Funds”) are separate investment funds of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company.

The following are significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

(b) Futures Contracts. The Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Portfolio Concentration. Since the Georgia and Pennsylvania Portfolios invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.

(d) Investment Transaction. Investment transactions are accounted for on trade date.

Notes to Schedules of Investments (unaudited)(continued)

Note 2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Georgia Portfolio	$4,922,517	$(419,727)	$4,502,790
Pennsylvania Portfolio	4,563,569	(685,949)	3,877,620

At December 31, 2004, the Funds had the following open futures contracts:

Georgia Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
To Sell: U.S. Treasury Bond	170	3/05	$18,615,000	$19,125,000	$(510,000)

Pennsylvania Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
To Sell: U.S. Treasury Bond	250	3/05	$27,375,000	$28,125,000	$(750,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	February 28, 2005